Employee benefits - Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		¥ 144,700
Remeasurements:
Ending balance of the fiscal year		132,293	¥ 144,700
Japanese Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		614,763	640,061
Current service cost		12,660	12,868
Past service cost		5	4
Interest cost		4,367	3,751
Remeasurements:
Change in demographic assumptions		2,974	(536)
Change in financial assumptions		(27,314)	(8,594)
Other		(569)	(95)
Translation adjustments		0	0
Plan participants' contributions		0	0
Benefits paid		(33,741)	(32,909)
Curtailments and settlements	[1]	0	0
Other		(2)	213
Ending balance of the fiscal year		573,143	614,763
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		81,603
Remeasurements:
Ending balance of the fiscal year		71,170	81,603
Foreign Defined Benefit Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year		277,903	371,239
Current service cost		2,319	2,424
Past service cost		(365)	(34)
Interest cost		4,623	5,117
Remeasurements:
Change in demographic assumptions		(458)	630
Change in financial assumptions		(60,179)	(16,789)
Other		(940)	(91)
Translation adjustments		11,213	19,372
Plan participants' contributions		516	333
Benefits paid		(9,798)	(38,923)
Curtailments and settlements	[1]	(100,132)	(65,375)
Other		0	0
Ending balance of the fiscal year		¥ 124,702	¥ 277,903

[1]	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsidiaries.